UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

--------

FORM N-Q

--------

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER 811-3967

FIRST INVESTORS INCOME FUNDS

(Exact name of registrant as specified in charter)

40 Wall Street

New York, NY 10005

(Address of principal executive offices) (Zip code)

Joseph I. Benedek

First Investors Management Company, Inc.

Raritan Plaza I

Edison, NJ 08837-3620

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:

1-212-858-8000

DATE OF FISCAL YEAR END: SEPTEMBER 30

DATE OF REPORTING PERIOD: DECEMBER 31, 2014

Item 1. Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)
CASH MANAGEMENT FUND
December 31, 2014

Principal				Interest
Amount		Security		Rate	*	Value
		U.S. GOVERNMENT AGENCY OBLIGATIONS-53.6%
		Fannie Mae:
$3,349	M	1/20/2015		0.02%		$ 3,348,965
3,410	M	2/11/2015		0.06		3,409,767
2,010	M	2/17/2015		0.07		2,009,829
4,900	M	3/18/2015		0.10		4,899,017
3,300	M	4/27/2015		0.16		3,298,299
5,000	M	Federal Farm Credit Bank, 5/28/2015		0.10		4,997,958
		Federal Home Loan Bank:
4,000	M	2/9/2015		0.07		3,999,697
4,000	M	2/19/2015		0.07		3,999,619
3,000	M	2/23/2015		0.09		2,999,624
5,000	M	3/20/2015		0.09		4,999,025
1,273	M	4/1/2015		0.12		1,272,634
1,900	M	4/17/2015		0.13		1,899,301
2,000	M	4/24/2015		0.12		1,999,247
		Freddie Mac:
3,870	M	1/29/2015		0.07		3,869,789
3,000	M	3/2/2015		0.08		2,999,625
2,300	M	3/9/2015		0.07		2,299,722
2,000	M	3/19/2015		0.11		1,999,529
3,100	M	4/9/2015		0.12		3,099,029
Total Value of U.S. Government Agency Obligations (cost $57,400,676)						57,400,676
		VARIABLE AND FLOATING RATE NOTES-20.1%
		Federal Home Loan Bank:
5,000	M	2/3/2015		0.10		5,000,070
5,000	M	4/16/2015		0.12		5,000,231
5,700	M	Mississippi Business Finance Corp. (Chevron USA, Inc.), 12/1/2030		0.03		5,700,000
5,835	M	Valdez, Alaska Marine Terminal Rev. (Exxon Pipeline Co., Project B), 12/1/2033		0.02		5,835,000
Total Value of Variable and Floating Rate Notes (cost $21,535,301)						21,535,301
		CORPORATE NOTES-16.8%
5,000	M	Abbott Laboratories, 2/26/2015	(a)	0.11		4,999,144
2,500	M	Apple, Inc., 2/18/2015	(a)	0.09		2,499,700
		Coca-Cola Co.:
2,000	M	1/27/2015	(a)	0.10		1,999,856
3,000	M	3/26/2015	(a)	0.13		2,999,090
3,000	M	Honeywell International, Inc., 3/25/2015	(a)	0.13		2,999,101
2,500	M	Procter & Gamble Co., 1/13/2015	(a)	0.14		2,499,883
Total Value of Corporate Notes (cost $17,996,774)						17,996,774
		SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-7.5%
8,000	M	U.S. Treasury Bills, 1/15/2015 (cost $7,999,953)		0.02		7,999,953
Total Value of Investments (cost $104,932,704)**		98.0%				104,932,704
Other Assets, Less Liabilities		2.0				2,224,723
Net Assets		100.0%				$ 107,157,427

*	The interest rates shown are the effective rates at the time of purchase by the Fund. The interest rates shown on variable and floating rate notes are adjusted periodically; the rates shown are the rates in effect at December 31, 2014.

**	Aggregate cost for federal income tax purposes is the same.

(a)	Security exempt from registration under Section 4(2) of the Securities Act of 1933.
Certain restricted securities are exempt from the registration requirements under
Section 4(2) of the Securities Act of 1933 and may only be sold to qualified institutional investors. At December 31, 2014, the Fund held six Section 4(2) securities with an aggregate value of $17,996,774 representing 16.8% of the Fund's net assets.

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2014:

	Level 1	Level 2	Level 3	Total
U.S. Government Agency
Obligations	$-	$57,400,676	$-	$57,400,676
Variable and Floating Rate Notes:
Municipal Bonds	-	11,535,000	-	11,535,000
U.S. Government Agency
Obligations	-	10,000,301	-	10,000,301
Corporate Notes	-	17,996,774	-	17,996,774
Short-Term U.S. Government
Obligations	-	7,999,953	-	7,999,953
Total Investments in Securities	$-	$104,932,704	$-	$104,932,704

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2014.
Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
LIMITED DURATION HIGH QUALITY BOND FUND
December 31, 2014

Principal
Amount		Security		Value
		CORPORATE BONDS-46.5%
		Agriculture-1.1%
$500	M	Cargill, Inc., 6%, 11/27/2017	(a)	$ 559,114
		Energy-2.9%
500	M	BP Capital Markets, PLC, 3.875%, 3/10/2015		503,056
250	M	CNOOC Nexen Finance 2014 ULC, 1.625%, 4/30/2017		248,920
700	M	DCP Midstream Operating, LP, 2.5%, 12/1/2017		699,682
				1,451,658
		Financial Services-6.2%
500	M	American Express Co., 7%, 3/19/2018		578,899
500	M	American International Group, Inc., 5.85%, 1/16/2018		559,442
500	M	ERAC USA Finance, LLC, 6.375%, 10/15/2017	(a)	561,763
600	M	Ford Motor Credit Co., LLC, 5%, 5/15/2018		652,436
700	M	General Electric Capital Corp., 5.625%, 5/1/2018		788,025
				3,140,565
		Financials-13.4%
500	M	Bank of America Corp. 5.65%, 5/1/2018		555,911
700	M	Barclays Bank, PLC, 6.75%, 5/22/2019		824,489
500	M	Citigroup, Inc., 6.125%, 11/21/2017		557,913
500	M	Goldman Sachs Group, Inc., 6.15%, 4/1/2018		561,459
500	M	JPMorgan Chase & Co., 6%, 1/15/2018		559,654
		Morgan Stanley:
500	M	5.95%, 12/28/2017		555,959
250	M	1.875%, 1/5/2018		249,266
500	M	PNC Funding Corp., 5.25%, 11/15/2015		518,311
250	M	SunTrust Banks, Inc., 6%, 9/11/2017		277,309
600	M	UBS AG, 5.875%, 12/20/2017		670,414
600	M	U.S. Bank NA, 3.778%, 4/29/2020		605,433
700	M	Wachovia Corp., 5.75%, 2/1/2018		784,404
				6,720,522
		Food/Beverage/Tobacco-3.4%
500	M	Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/2019		602,418
500	M	Diageo Capital, PLC, 5.75%, 10/23/2017		557,170
500	M	Philip Morris International, Inc., 5.65%, 5/16/2018		563,750
				1,723,338
		Health Care-4.3%
500	M	Biogen IDEC, Inc., 6.875%, 3/1/2018		576,633
500	M	Laboratory Corp. of America Holdings, 2.2%, 8/23/2017		504,686
500	M	Novartis Securities Investments, Ltd., 5.125%, 2/10/2019		561,940
		Quest Diagnostics, Inc.:
250	M	6.4%, 7/1/2017		278,446
250	M	2.7%, 4/1/2019		252,385
				2,174,090
		Manufacturing-2.3%
250	M	CRH America, Inc., 8.125%, 7/15/2018		299,436
500	M	Ingersoll-Rand Global Holdings Co., Ltd., 6.875%, 8/15/2018		580,905
250	M	Tyco Electronics Group SA, 6.55%, 10/1/2017		281,586
				1,161,927
		Media-Cable TV-1.2%
500	M	DirecTV Holdings, LLC, 5.875%, 10/1/2019		572,515
		Media-Diversified-1.2%
550	M	McGraw-Hill Financial, Inc., 5.9%, 11/15/2017		598,034
		Metals/Mining-2.1%
500	M	Newmont Mining Corp., 5.125%, 10/1/2019		536,386
500	M	Rio Tinto Finance USA, PLC, 1.625%, 8/21/2017		500,114
				1,036,500
		Real Estate Investment Trusts-2.7%
700	M	Boston Properties, LP, 5.875%, 10/15/2019		802,644
500	M	HCP, Inc., 6.7%, 1/30/2018		569,816
				1,372,460
		Telecommunications-2.4%
500	M	AT&T, Inc., 5.8%, 2/15/2019		568,446
600	M	Verizon Communications, Inc., 3.65%, 9/14/2018		634,365
				1,202,811
		Utilities-3.3%
500	M	Consolidated Edison Co. of New York, 7.125%, 12/1/2018		593,287
250	M	Electricite de France SA, 6.5%, 1/26/2019	(a)	292,881
265	M	Great River Energy Co., 5.829%, 7/1/2017	(a)	281,918
500	M	Public Service Electric & Gas Co., 1.8%, 6/1/2019		495,880
				1,663,966
Total Value of Corporate Bonds (cost $23,686,975)				23,377,500
		RESIDENTIAL MORTGAGE-BACKED SECURITIES-20.0%
		Fannie Mae-18.7%
2,065	M	2.5%, 1/1/2023 - 6/1/2023		2,124,833
2,287	M	3%, 5/1/2021 - 5/1/2023		2,388,230
1,634	M	3.5%, 1/1/2021 - 12/1/2023		1,729,907
2,954	M	4%, 1/1/2021 - 9/1/2024	(b)	3,140,753
				9,383,723
		Freddie Mac-1.3%
625	M	3.5%, 12/1/2020		660,811
Total Value of Residential Mortgage-Backed Securities (cost $10,040,109)				10,044,534
		U.S. GOVERNMENT OBLIGATIONS-13.8%
		U.S. Treasury Notes:
1,680	M	0.375%, 5/31/2016		1,679,081
1,500	M	0.5%, 6/15/2016		1,501,289
930	M	0.5%, 11/30/2016		927,748
2,005	M	0.875%, 5/15/2017		2,006,253
820	M	0.875%, 11/15/2017		816,156
Total Value of U.S. Government Obligations (cost $6,934,156)				6,930,527
		ASSET BACKED SECURITIES-7.9%
		Fixed Autos-5.1%
950	M	Ford Credit Auto Owner Trust, 1%, 9/15/2017		952,631
480	M	Honda Auto Receivables Owner Trust, 1.46%, 10/15/2020		479,094
1,125	M	Nissan Auto Receivables Owner Trust, 1%, 7/16/2018		1,128,588
				2,560,313
		Fixed Financials-2.8%
630	M	Citibank Credit Card Issuance Trust, 4.55%, 6/20/2017		642,066
770	M	Chase Issuance Trust, 1.3%, 2/18/2020		763,612
				1,405,678
Total Value of Asset Backed Securities (cost $3,978,705)				3,965,991
		U.S. GOVERNMENT AGENCY OBLIGATIONS-4.0%
		Federal Home Loan Bank:
500	M	0.5%, 9/28/2016		498,804
300	M	1.04%, 5/19/2017		299,170
750	M	0.875%, 5/24/2017		748,883
500	M	Freddie Mac, 0.95%, 1/23/2017	(b)	500,022
Total Value of U.S. Government Agency Obligations (cost $2,048,708)				2,046,879
		SUPRANATIONALS-3.3%
		Financials
800	M	European Investment Bank, 4.875%, 1/17/2017		865,110
400	M	International Finance Corp., 2.125%, 11/17/2017		410,055
400	M	Kreditanstalt Fuer Wiederaufbau, 0.875%, 12/15/2017		396,763
Total Value of Supranationals (cost $1,688,218)				1,671,928
		VARIABLE AND FLOATING RATE NOTES+-.8%
		Financials
400	M	Bank of America Corp. 1.3171%, 3/22/2018 (cost $406,804)		403,239
		SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-3.8%
		Federal Home Loan Bank:
1,200	M	0.07%, 1/7/2015		1,199,986
700	M	0.05%, 2/13/2015		699,958
Total Value of Short-Term U.S. Government Agency Obligations (cost $1,899,944)				1,899,944
Total Value of Investments (cost $50,683,619)		100.1%		50,340,542
Excess of Liabilities Over Other Assets		(.1)		(34,201)
Net Assets		100.0%		$ 50,306,341

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the
Securities Act of 1933 and may only be sold to qualified institutional investors. At December 31,
2014, the Fund held four 144A securities with an aggregate value of $1,695,676 representing
3.4% of the Fund's net assets.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

+	The interest rates shown on variable and floating rate notes are adjusted periodically; the rates shown are the rates in effect at December 31, 2014.

At December 31, 2014, the cost of investments for federal income tax purposes was
$50,683,619. Accumulated net unrealized depreciation on investments was $343,077, consisting of $13,742 gross unrealized appreciation and $356,819 gross unrealized depreciation.

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2014:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$23,377,500	$-	$23,377,500
Residential
Mortgage-Backed Securities	-	10,044,534	-	10,044,534
U.S. Government Obligations	-	6,930,527	-	6,930,527
Asset Backed Securities	-	3,965,991	-	3,965,991
U.S. Government Agency
Obligations	-	2,046,879	-	2,046,879
Supranationals	-	1,671,928	-	1,671,928
Variable and Floating Rate
Notes	-	403,239	-	403,239
Short-Term U.S. Agency Government
Obligations	-	1,899,944	-	1,899,944
Total Investments in Securities	$-	$50,340,542	$-	$50,340,542

*The Portfolio of Investments provides information on the industry categorization of corporate bonds, asset backed securities and variable and floating rate notes.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2014.
Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
GOVERNMENT FUND
December 31, 2014

Principal
Amount		Security		Value
		RESIDENTIAL MORTGAGE-BACKED SECURITIES-73.4%
		Fannie Mae-38.2%
$5,920	M	2.5%, 9/1/2023 - 11/1/2023		$ 6,090,985
11,463	M	3%, 8/1/2022 - 7/1/2023		11,972,642
40,054	M	3.5%, 10/1/2025 - 1/14/2045	(a)	41,995,875
41,460	M	4%, 2/1/2024 - 8/1/2044		44,499,191
10,328	M	4.5%, 11/1/2040 - 1/1/2042		11,327,762
6,712	M	5%, 8/1/2039 - 4/1/2040		7,462,915
3,343	M	5.5%, 7/1/2033 - 10/1/2039		3,775,956
				127,125,326
		Freddie Mac-10.2%
675	M	3%, 6/1/2021		703,269
13,417	M	3.5%, 9/1/2032 - 10/1/2044		14,004,336
12,295	M	4%, 11/1/2040 - 8/1/2044		13,196,518
3,349	M	4.5%, 5/1/2044		3,636,870
2,059	M	5%, 8/1/2039		2,318,852
				33,859,845
		Government National Mortgage Association I Program-25.0%
5,694	M	4%, 11/15/2025 - 6/15/2042		6,173,201
15,881	M	4.5%, 9/15/2033 - 6/15/2040		17,574,322
22,723	M	5%, 6/15/2033 - 4/15/2040		25,359,427
12,448	M	5.5%, 3/15/2033 - 10/15/2039		14,104,438
14,229	M	6%, 2/15/2032 - 4/15/2040		16,417,828
1,411	M	6.5%, 6/15/2034 - 3/15/2038		1,612,912
1,798	M	7%, 6/15/2023 - 4/15/2034		1,979,161
				83,221,289
Total Value of Residential Mortgage-Backed Securities (cost $236,917,691)				244,206,460
		U.S. GOVERNMENT AGENCY OBLIGATIONS-8.2%
		Fannie Mae:
12,800	M	0.875%, 8/28/2017		12,760,294
4,300	M	1.875%, 9/18/2018		4,371,556
1,700	M	1.75%, 11/26/2019		1,702,213
3,025	M	2.625%, 9/6/2024		3,067,395
5,000	M	Freddie Mac, 3.75%, 3/27/2019		5,443,915
Total Value of U.S. Government Agency Obligations (cost $27,229,008)				27,345,373
		COLLATERALIZED MORTGAGE OBLIGATIONS-5.5%
		Fannie Mae-4.3%
6,861	M	4%, 2/25/2025		7,442,226
6,812	M	3%, 2/25/2024		7,015,662
				14,457,888
		Freddie Mac-1.2%
3,868	M	3%, 8/15/2039		3,973,469
Total Value of Collateralized Mortgage Obligations (cost $18,698,956)				18,431,357
		COMMERCIAL MORTGAGE-BACKED SECURITIES-5.2%
		Fannie Mae-3.7%
2,897	M	2.27%, 1/1/2023		2,873,547
1,300	M	2.96%, 11/1/2018		1,352,651
2,934	M	3.76%, 4/1/2018		3,122,841
4,500	M	3.84%, 5/1/2018		4,799,241
				12,148,280
		Federal Home Loan Mortgage Corporation-1.5%
5,000	M	Multi-Family Structured Pass Through, 2.13%, 1/25/2019		5,060,870
Total Value of Commercial Mortgage-Backed Securities (cost $17,546,011)				17,209,150
		U.S. GOVERNMENT OBLIGATIONS-5.2%
		U.S. Treasury Notes:
8,145	M	2.25%, 7/31/2021		8,307,265
8,720	M	2.375%, 8/15/2024		8,882,140
Total Value of U.S. Government Obligations (cost $16,979,000)				17,189,405
		CORPORATE BONDS-1.1%
		Financials
3,837	M	Excalibur One 77B, LLC, 1.492%, 1/1/2025 (cost $3,819,735)		3,650,402
Total Value of Investments (cost $321,190,401)		98.6%		328,032,147
Other Assets, Less Liabilities		1.4		4,594,010
Net Assets		100.0%		$ 332,626,157

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

At December 31, 2014, the cost of investments for federal income tax purposes was $321,190,401. Accumulated net unrealized appreciation on investments was $6,841,746, consisting of $8,089,935 gross unrealized appreciation and $1,248,189 gross unrealized depreciation.

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2014:

	Level 1	Level 2	Level 3	Total
Residential
Mortgage-Backed Securities	$-	$244,206,460	$-	$244,206,460
U.S. Government Agency
Obligations	-	27,345,373	-	27,345,373
Collateralized Mortgage
Obligations	-	18,431,357	-	18,431,357
Commercial
Mortgage-Backed Securities	-	17,209,150	-	17,209,150
U.S. Government Obligations	-	17,189,405	-	17,189,405
Corporate Bonds	-	3,650,402	-	3,650,402
Total Investments in Securities	$-	$328,032,147	$-	$328,032,147

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2014.
Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
INVESTMENT GRADE FUND
December 31, 2014

Principal
Amount		Security		Value
		CORPORATE BONDS-98.0%
		Agriculture-.7%
$3,310	M	Cargill, Inc., 6%, 11/27/2017	(a)	$ 3,701,338
		Automotive-1.4%
2,000	M	Daimler Finance NA, LLC, 2.95%, 1/11/2017	(a)	2,063,934
5,000	M	Johnson Controls, Inc., 5%, 3/30/2020		5,493,650
				7,557,584
		Chemicals-2.7%
5,000	M	CF Industries, Inc., 3.45%, 6/1/2023		4,896,555
4,000	M	Dow Chemical Co., 4.25%, 11/15/2020		4,287,652
5,000	M	LyondellBasell Industries NV, 6%, 11/15/2021		5,763,020
				14,947,227
		Consumer Durables-.4%
2,300	M	Newell Rubbermaid, Inc., 4.7%, 8/15/2020		2,477,036
		Energy-10.6%
5,000	M	Canadian Oil Sands, Ltd., 7.75%, 5/15/2019	(a)	5,413,925
5,000	M	Continental Resources, Inc., 5%, 9/15/2022		4,843,750
3,000	M	DCP Midstream Operating, LP, 2.5%, 12/1/2017		2,998,638
4,800	M	DCP Midstream, LLC, 9.75%, 3/15/2019	(a)	6,009,221
5,000	M	Enbridge Energy Partners, LP, 4.2%, 9/15/2021		5,230,125
5,000	M	Kinder Morgan Energy Partners, LP, 3.45%, 2/15/2023		4,794,645
5,000	M	Nabors Industries, Inc., 6.15%, 2/15/2018		5,211,505
4,000	M	ONEOK Partners, LP, 3.375%, 10/1/2022		3,708,840
5,000	M	Petrobras International Finance Co., 5.375%, 1/27/2021		4,657,850
5,800	M	Spectra Energy Capital, LLC, 6.2%, 4/15/2018		6,449,548
4,000	M	Valero Energy Corp., 9.375%, 3/15/2019		4,992,996
4,000	M	Weatherford International, Inc., 6.35%, 6/15/2017		4,278,420
				58,589,463
		Financial Services-16.4%
1,250	M	Aflac, Inc., 8.5%, 5/15/2019		1,563,622
		American Express Co.:
4,000	M	7%, 3/19/2018		4,631,192
2,000	M	4.05%, 12/3/2042		2,026,604
		American International Group, Inc.:
1,200	M	5.85%, 1/16/2018		1,342,662
3,100	M	6.4%, 12/15/2020		3,701,332
4,000	M	Ameriprise Financial, Inc., 5.3%, 3/15/2020		4,531,600
6,400	M	Assured Guaranty US Holding, Inc., 5%, 7/1/2024		6,759,290
4,300	M	Berkshire Hathaway, Inc., 3.4%, 1/31/2022		4,484,289
1,000	M	BlackRock, Inc., 5%, 12/10/2019		1,131,830
4,000	M	CoBank ACB, 7.875%, 4/16/2018	(a)	4,701,416
2,400	M	Compass Bank, 6.4%, 10/1/2017		2,624,496
		ERAC USA Finance, LLC:
3,750	M	4.5%, 8/16/2021	(a)	4,015,477
3,000	M	7%, 10/15/2037	(a)	4,055,934
6,200	M	Ford Motor Credit Co., LLC, 8.125%, 1/15/2020		7,687,864
		General Electric Capital Corp.:
9,400	M	5.3%, 2/11/2021		10,743,185
6,800	M	6.75%, 3/15/2032		9,314,157
2,700	M	Harley-Davidson Financial Services, Inc., 2.4%, 9/15/2019	(a)	2,702,800
1,800	M	Harley-Davidson Funding Corp., 6.8%, 6/15/2018	(a)	2,088,702
4,000	M	Liberty Mutual Group, Inc., 4.95%, 5/1/2022	(a)	4,334,156
4,550	M	Protective Life Corp., 7.375%, 10/15/2019		5,481,094
2,000	M	Prudential Financial, Inc., 7.375%, 6/15/2019		2,406,634
				90,328,336
		Financials-19.5%
		Bank of America Corp.:
3,250	M	5.65%, 5/1/2018		3,613,421
5,925	M	5%, 5/13/2021		6,620,512
4,625	M	5.875%, 2/7/2042		5,809,213
		Barclays Bank, PLC:
2,000	M	5.125%, 1/8/2020		2,244,964
3,800	M	3.75%, 5/15/2024		3,924,571
		Citigroup, Inc.:
4,200	M	6.125%, 11/21/2017		4,686,473
2,000	M	4.5%, 1/14/2022		2,188,826
3,000	M	Deutsche Bank AG London, 3.7%, 5/30/2024		3,050,319
		Goldman Sachs Group, Inc.:
2,000	M	5.375%, 3/15/2020		2,242,934
5,900	M	5.75%, 1/24/2022		6,831,085
3,000	M	3.625%, 1/22/2023		3,043,140
5,250	M	6.125%, 2/15/2033		6,453,751
		JPMorgan Chase & Co.:
9,200	M	6%, 1/15/2018		10,297,634
4,000	M	4.5%, 1/24/2022		4,373,644
		Morgan Stanley:
4,050	M	5.95%, 12/28/2017		4,503,264
5,500	M	6.625%, 4/1/2018		6,269,323
6,000	M	5.5%, 7/28/2021		6,818,784
4,000	M	SunTrust Banks, Inc., 6%, 9/11/2017		4,436,944
4,000	M	UBS AG, 4.875%, 8/4/2020		4,454,144
4,000	M	U.S. Bancorp., 3.6%, 9/11/2024		4,070,272
		Wells Fargo & Co.:
2,900	M	4.6%, 4/1/2021		3,231,125
8,600	M	3.45%, 2/13/2023		8,725,250
				107,889,593
		Food/Beverage/Tobacco-7.4%
4,000	M	Altria Group, Inc., 9.7%, 11/10/2018		5,083,464
5,000	M	Anheuser-Busch InBev SA/NV, 4.625%, 2/1/2044		5,460,815
1,000	M	Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/2019		1,204,837
5,225	M	Bunge Ltd. Finance Corp., 8.5%, 6/15/2019		6,415,647
4,200	M	Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/2018		4,849,652
4,165	M	Ingredion, Inc., 4.625%, 11/1/2020		4,492,490
4,000	M	Philip Morris International, Inc., 5.65%, 5/16/2018		4,510,000
		SABMiller Holdings, Inc.:
4,000	M	3.75%, 1/15/2022	(a)	4,181,280
4,000	M	4.95%, 1/15/2042	(a)	4,523,592
				40,721,777
		Forest Products/Container-1.0%
5,000	M	Rock-Tenn Co., 4.9%, 3/1/2022		5,379,080
		Health Care-4.6%
4,000	M	Biogen IDEC, Inc., 6.875%, 3/1/2018		4,613,064
		Express Scripts Holding Co.:
4,050	M	4.75%, 11/15/2021		4,475,983
1,800	M	3.5%, 6/15/2024		1,797,268
4,000	M	Laboratory Corp. of America Holdings, 3.75%, 8/23/2022		4,098,896
4,000	M	Mylan, Inc., 3.125%, 1/15/2023	(a)	3,874,312
4,000	M	Novartis Capital Corp., 4.4%, 5/6/2044		4,501,848
1,400	M	Novartis Securities Investments, Ltd., 5.125%, 2/10/2019		1,573,431
580	M	Roche Holdings, Inc., 6%, 3/1/2019	(a)	670,518
				25,605,320
		Information Technology-1.9%
4,000	M	Harris Corp., 4.4%, 12/15/2020		4,276,744
1,800	M	Pitney Bowes, Inc., 5.75%, 9/15/2017		1,971,076
4,000	M	Symantec Corp., 3.95%, 6/15/2022		4,031,532
				10,279,352
		Manufacturing-2.8%
5,000	M	CRH America, Inc., 8.125%, 7/15/2018		5,988,715
4,000	M	Ingersoll-Rand Global Holdings Co., Ltd., 6.875%, 8/15/2018		4,647,244
4,550	M	Tyco Electronics Group SA, 6.55%, 10/1/2017		5,124,870
				15,760,829
		Media-Broadcasting-3.8%
1,800	M	ABC, Inc., 8.75%, 8/15/2021		2,414,390
3,950	M	British Sky Broadcasting Group, PLC, 9.5%, 11/15/2018	(a)	4,966,236
2,000	M	CBS Corp., 3.375%, 3/1/2022		2,011,790
4,000	M	Comcast Corp., 4.25%, 1/15/2033		4,249,184
3,000	M	DirecTV Holdings, LLC, 3.8%, 3/15/2022		3,056,889
4,000	M	Time Warner Cable, Inc., 5%, 2/1/2020		4,412,912
				21,111,401
		Media-Diversified-1.3%
		McGraw-Hill Financial, Inc.:
4,150	M	5.9%, 11/15/2017		4,512,440
2,300	M	6.55%, 11/15/2037		2,504,224
				7,016,664
		Metals/Mining-5.1%
5,000	M	Alcoa, Inc., 6.15%, 8/15/2020		5,628,520
4,000	M	ArcelorMittal, 6.125%, 6/1/2018		4,275,000
4,000	M	Glencore Finance Canada, Ltd., 4.95%, 11/15/2021	(a)	4,226,052
4,200	M	Newmont Mining Corp., 5.125%, 10/1/2019		4,505,642
5,000	M	Rio Tinto Finance USA, Ltd., 3.75%, 9/20/2021		5,146,600
4,000	M	Vale Overseas, Ltd., 5.625%, 9/15/2019		4,276,080
				28,057,894
		Real Estate Investment Trusts-4.7%
4,000	M	Boston Properties, LP, 5.875%, 10/15/2019		4,586,540
4,000	M	Digital Realty Trust, LP, 5.25%, 3/15/2021		4,386,704
4,000	M	HCP, Inc., 5.375%, 2/1/2021		4,472,460
		ProLogis, LP:
3,000	M	4.5%, 8/15/2017		3,198,825
2,000	M	3.35%, 2/1/2021		2,029,522
3,000	M	Simon Property Group, LP, 3.375%, 10/1/2024		3,057,669
4,000	M	Ventas Realty, LP, 4.75%, 6/1/2021		4,353,412
				26,085,132
		Retail-General Merchandise-1.7%
6,000	M	GAP, Inc., 5.95%, 4/12/2021		6,837,096
2,000	M	Home Depot, Inc., 5.875%, 12/16/2036		2,620,872
				9,457,968
		Telecommunications-1.2%
2,000	M	AT&T, Inc., 6.5%, 9/1/2037		2,478,888
4,000	M	Verizon Communications, Inc., 5.15%, 9/15/2023		4,420,056
				6,898,944
		Transportation-3.1%
4,000	M	Burlington North Santa Fe, LLC, 5.15%, 9/1/2043		4,630,664
4,000	M	Con-way, Inc., 7.25%, 1/15/2018		4,548,820
4,125	M	GATX Corp., 4.75%, 6/15/2022		4,543,209
3,000	M	Penske Truck Leasing Co., LP, 4.875%, 7/11/2022	(a)	3,236,763
				16,959,456
		Utilities-7.7%
3,000	M	Duke Energy Progress, Inc., 4.15%, 12/1/2044		3,202,959
3,000	M	E.ON International Finance BV, 5.8%, 4/30/2018	(a)	3,348,396
1,900	M	Electricite de France SA, 6.5%, 1/26/2019	(a)	2,225,894
3,000	M	Entergy Arkansas, Inc., 4.95%, 12/15/2044		3,144,267
4,000	M	Exelon Generation Co., LLC, 5.2%, 10/1/2019		4,424,756
		Great River Energy Co.:
291	M	5.829%, 7/1/2017	(a)	310,110
3,424	M	4.478%, 7/1/2030	(a)	3,707,449
4,200	M	National Fuel Gas Co., 8.75%, 5/1/2019		5,194,308
3,000	M	Ohio Power Co., 5.375%, 10/1/2021		3,475,326
4,550	M	Oklahoma Gas & Electric Co., 4%, 12/15/2044		4,629,397
2,881	M	Sempra Energy, 9.8%, 2/15/2019		3,702,748
4,000	M	South Carolina Electric & Gas Co., 5.45%, 2/1/2041		4,948,024
				42,313,634
Total Value of Corporate Bonds (cost $523,688,135)		98.0%		541,138,028
Other Assets, Less Liabilities		2.0		11,160,426
Net Assets		100.0%		$ 552,298,454

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At December 31, 2014, the Fund held twenty-one 144A securities with an aggregate value of
$74,357,505 representing 13.5% of the Fund's net assets.

At December 31, 2014, the cost of investments for federal income tax purposes was $523,688,135. Accumulated net unrealized appreciation on investments was $17,449,893, consisting of $21,429,106 gross unrealized appreciation and $3,979,213 gross unrealized depreciation.

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2014:

	Level 1	Level 2	Level 3	Total
Corporate Bonds*	$-	$541,138,028	$-	$541,138,028

*The Portfolio of Investments provides information on the industry categorization of corporate bonds.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2014.
Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
STRATEGIC INCOME FUND
December 31, 2014

Shares	Security	Value
	MUTUAL FUNDS-98.1%
	Underlying Equity Funds-5.2%
592,522	Equity Income Fund - Institutional Class Shares	$ 5,800,792
	Underlying Income Funds-92.9%
568,794	Floating Rate Fund - Institutional Class Shares	5,488,862
16,725,119	Fund For Income - Institutional Class Shares	42,481,801
516,883	Government Fund - Institutional Class Shares	5,665,032
1,724,886	International Opportunities Bond Fund - Institutional Class Shares	16,714,145
2,292,827	Investment Grade Fund - Institutional Class Shares	22,836,562
568,452	Limited Duration High Quality Bond Fund - Institutional Class Shares	5,621,990
565,138	Tax Exempt Income Fund - Institutional Class Shares	5,668,334
		104,476,726
Total Value of Mutual Funds (cost $113,065,944)	98.1%	110,277,518
Other Assets, Less Liabilities	1.9	2,103,543
Net Assets	100.0%	$ 112,381,061

At December 31, 2014, the cost of investments for federal income tax purposes was $113,067,887. Accumulated net unrealized depreciation on investments was $2,790,369, consisting of $74,380 gross unrealized appreciation and $2,864,749 gross unrealized depreciation.

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2014:

	Level 1	Level 2	Level 3	Total
Mutual Funds
Underlying Equtiy Funds	$5,800,792	$-	$-	$5,800,792
Underlying Income Funds	104,476,726	-	-	104,476,726
Total Investments in Securities	$110,277,518	$-	$-	$110,277,518

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2014.
Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
INTERNATIONAL OPPORTUNITIES BOND FUND
December 31, 2014

Principal
Amount			Security			Value
			SOVEREIGN BONDS-58.3%
			Mexico-13.5%
			United Mexican States:
742	M	MXN	8.5%, 5/31/2029			$ 6,087,971
595	M	MXN	8.5%, 11/18/2038			5,004,235
903	M	MXN	7.75%, 11/13/2042			7,064,328
						18,156,534
			United Kingdom-9.0%
7,695	M	GBP	United Kingdom Gilt, 2.75%, 1/22/2015			12,009,801
			Italy-8.3%
6,950	M	EUR	Buoni Poliennali Del Tesoro, 5%, 8/1/2039			11,182,435
			Portugal-5.6%
			Obrigacoes Do Tesouro:
2,780	M	EUR	4.95%, 10/25/2023			3,991,162
2,750	M	EUR	4.1%, 4/15/2037			3,538,020
						7,529,182
			South Korea-4.1%
			Republic of Korea:
4,319,500	M	KRW	5.75%, 9/10/2018			4,423,669
1,170,500	M	KRW	3.375%, 9/10/2023			1,133,472
						5,557,141
			New Zealand-3.6%
			New Zealand Government Bonds:
2,390	M	NZD	5%, 3/15/2019			1,967,879
3,270	M	NZD	5.5%, 4/15/2023			2,880,736
						4,848,615
			Brazil-3.5%
			Nota Do Teseuro Nacional:
1	M	BRL	9.71%, 1/1/2021			179,601
13	M	BRL	9.71%, 1/1/2023			4,531,428
						4,711,029
			South Africa-3.3%
			Republic of South Africa:
16,065	M	ZAR	6.75%, 3/31/2021			1,330,659
45,000	M	ZAR	6.5%, 2/28/2041			3,033,753
						4,364,412
			Malaysia-3.2%
			Federation of Malaysia:
2,950	M	MYR	4.048%, 9/30/2021			843,927
12,310	M	MYR	3.48%, 3/15/2023			3,362,705
						4,206,632
			Poland-2.4%
10,100	M	PLN	Republic of Poland, 4%, 10/25/2023			3,214,796
			Hungary-1.8%
			Hungary Government Bond:
69,000	M	HUF	7.5%, 11/12/2020			322,934
470,000	M	HUF	6%, 11/24/2023			2,136,633
						2,459,567
Total Value of Sovereign bonds (cost $83,630,618)						78,240,144
			U.S. GOVERNMENT OBLIGATIONS-26.5%
			United States
			U.S. Treasury Notes:
13,015	M	USD	0.085004%, 1/31/2016	(a)		13,012,150
22,633	M	USD	0.110004%, 7/31/2016	(a)		22,634,335
Total Value of U.S. Government Obligations (cost $35,652,500)						35,646,485
			GOVERNMENT REGIONAL AGENCY-8.6%
			Australia-7.0%
3,825	M	AUD	New South Wales Treasury Corp., 5%, 8/20/2024			3,628,281
			Queensland Treasury Corp.:
4,005	M	AUD	6.25%, 2/21/2020			3,849,098
1,940	M	AUD	6%, 7/21/2022			1,916,998
						9,394,377
			Netherlands-.9%
1,200	M	USD	Bank Nederlanse Gemeenten, 0.5121%, 5/15/2018	(a)		1,207,554
			South Korea-.7%
1,010	M	USD	Export-Import Bank of Korea, 0.8582%, 8/14/2017	(a)	(b)	1,010,509
Total Value of Government Regional Agency (cost $12,384,665)						11,612,440
			CORPORATE BONDS-3.0%
			Australia-1.6%
			Macquarie Group, Ltd.:
1,030	M	USD	0.8636%, 10/27/2017	(a)	(b)	1,031,843
1,160	M	USD	1.2326%, 1/31/2017	(a)	(b)	1,171,526
						2,203,369
			Germany-1.0%
1,295	M	USD	Deutsche Bank AG London, 0.8432%, 2/13/2017	(a)		1,297,532
			New Zealand-.4%
470	M	USD	ANZ New Zealand International, Ltd. of London, 0.7531%, 4/27/2017	(a)	(b)	471,114
Total Value of Corporate Bonds (cost $3,959,817)						3,972,015
			SUPRANATIONALS-.8%
			Luxembourg
1,015	M	USD	European Investment Bank, 1.125%, 9/15/2017 (cost $1,012,556)			1,016,727
Total Value of Investments (cost $136,640,156)			97.2%			130,487,811
Other Assets, Less Liabilities			2.8			3,764,618
Net Assets			100.0%			$ 134,252,429

(a)	Interest rates are determined and reset periodically. The interest rates above are the rates in effect as December 31, 2014.

(b)	Security exempt from registration under Rule 144A of the Securities Act of
1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At December 31, 2014, the Fund held four 144A securities with an aggregate value of $3,684,992 representing
2.7% of the Fund's net assets.

Summary of Abbreviations:
	AUD	Australian Dollar
	BRL	Brazillian Real
	EUR	Euro
	GBP	British Pound
	HUF	Hungarian Forint
	KRW	South Korean Won
	MXN	Mexican Peso
	MYR	Malaysian Ringgit
	NZD	New Zealand Dollar
	PLN	Polish Zloty
	USD	United States Dollar
	ZAR	South African Rand

At December 31, 2014, the cost of investments for federal income tax purposes was $136,640,156. Accumulated net unrealized depreciation on investments was $6,152,345, consisting of $1,245,253 gross unrealized appreciation and $7,397,598 gross unrealized depreciation.

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2014:

	Level 1	Level 2	Level 3	Total
Sovereign Bonds
Mexico	$-	$18,156,534	$-	$18,156,534
United Kingdom	-	12,009,801	-	12,009,801
Italy	-	11,182,435	-	11,182,435
Portugal	-	7,529,182	-	7,529,182
South Korea	-	5,557,141	-	5,557,141
New Zealand	-	4,848,615	-	4,848,615
Brazil	-	4,711,029	-	4,711,029
South Africa	-	4,364,412	-	4,364,412
Malaysia	-	4,206,632	-	4,206,632
Poland	-	3,214,796	-	3,214,796
Hungary	-	2,459,567	-	2,459,567
U.S. Government Obligations	-	35,646,485	-	35,646,485
Government Regional Agency
Australia	-	9,394,377	-	9,394,377
Netherlands	-	1,207,554	-	1,207,554
South Korea	-	1,010,509	-	1,010,509
Corporate Bonds
Australia	-	2,203,369	-	2,203,369
Germany	-	1,297,532	-	1,297,532
New Zealand	-	471,114	-	471,114
Supranationals
Luxembourg	-	1,016,727	-	1,016,727

Total Investments in Securities	$-	$130,487,811	$-	$130,487,811
Other Financial Instruments**	$-	$389,333	$-	$389,333

**Other financial instruments are foreign exchange contracts and are considered derivative instruments, which are valued at the net unrealized appreciation on the instrument.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2014.
Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
FLOATING RATE FUND
December 31, 2014

Principal
Amount		Security			Value
		LOAN PARTICIPATIONS+-86.9%
		Aerospace/Defense-1.6%
$575	M	B/E Aerospace, Inc., 4%, 12/16/2021			$ 574,136
990	M	TransDigm, Inc., 3.75%, 2/28/2020			974,496
					1,548,632
		Automotive-3.1%
1,052	M	Chrysler Group, LLC, 3.5%, 5/24/2017			1,047,066
1,045	M	CS Intermediate Holdco 2, LLC, 4%, 4/4/2021			1,029,732
898	M	Key Safety Systems, Inc., 4.75%, 8/29/2021			893,261
					2,970,059
		Building Materials-.8%
791	M	USIC Holdings, Inc., 4%, 7/10/2020			775,893
		Chemicals-3.9%
309	M	Ailnex Luxembourg & Cy SCA, Inc., 4.5%, 10/3/2019			305,898
160	M	Ailnex USA, Inc., 4.5%, 10/3/2019			158,136
758	M	Axalta Coating Systems Dutch Holdings BBV, 3.75%, 2/1/2020			739,249
791	M	Cyanco Intermediate Corp., 5.5%, 5/1/2020			777,873
1,000	M	Emerald Performance Materials LLC, 4.5%, 7/30/2021			982,501
798	M	Solenis International, LP, 4.25%, 7/31/2021			780,378
					3,744,035
		Consumer Non-Durables-.8%
748	M	Reynolds Group Holdings, Inc., 4%, 12/1/2018			735,767
		Energy-4.0%
569	M	Drillships Financing Holding, Inc., 6%, 3/31/2021			452,331
925	M	Jonah Energy, LLC, 7.5%, 5/12/2021			800,125
642	M	Offshore Group Investment, Ltd. , 5.75%, 3/28/2019			482,713
840	M	Pacific Drilling SA, 4.5%, 6/3/2018			694,374
1,000	M	Samson Investment Co., 5%, 9/25/2018			788,334
892	M	Seadrill Operating, LP, 4%, 2/21/2021			693,717
					3,911,594
		Financial Services-3.8%
1,178	M	Delos Finance Sarl, 3.5%, 3/6/2021	(a)		1,168,429
990	M	HUB International, Ltd., 4.25%, 10/2/2020			964,290
792	M	Ocwen Loan Servicing Corp., 5%, 2/15/2018			751,353
990	M	Sheridan Investment Partners II, LP, 4.25%, 12/16/2020			814,275
					3,698,347
		Food/Beverage/Tobacco-2.1%
600	M	H.J. Heinz Co., 3.5%, 6/5/2020			595,192
941	M	JBS USA, LLC, 3.75%, 5/25/2018			926,508
494	M	Pinnacle Foods Finance, LLC, 3%, 4/29/2020			480,295
					2,001,995
		Food/Drug-1.6%
900	M	Rite Aid Corp., 4.875%, 6/21/2021			898,500
669	M	Supervalu, Inc., 4.5%, 3/21/2019			659,993
					1,558,493
		Forest Products/Container-2.2%
796	M	Ardagh Holdings USA, Inc., 4%, 12/17/2019			783,219
500	M	Berry Plastics Group, Inc., 3.5%, 2/8/2020	(a)		481,161
892	M	Exopack Holdings SA, 5.25%, 5/8/2019			890,931
					2,155,311
		Gaming/Leisure-7.4%
771	M	24 Hour Fitness Worldwide, Inc., 4.75%, 5/28/2021			738,352
592	M	AMC Entertainment, Inc., 3.5%, 4/30/2020			584,687
950	M	ClubCorp Club Operations, Inc., 4.5%, 7/24/2020	(a)		934,166
669	M	Hilton Worldwide Finance, LLC, 3.5%, 10/26/2020			660,822
1,178	M	La Quinta Intermediate Holdings, LLC, 4%, 4/14/2021	(a)		1,159,690
494	M	Live Nation Entertainment, Inc., 3.5%, 8/17/2020			487,372
428	M	Pinnacle Entertainment, Inc., 3.75%, 8/13/2020			421,736
900	M	Scientific Games International, Inc., 6%, 10/1/2021			885,938
483	M	SeaWorld Parks & Entertainment, Inc., 3%, 5/14/2020			457,773
889	M	Seminole Hard Rock Entertainment, Inc., 3.5%, 5/14/2020			854,999
					7,185,535
		Health Care-9.1%
993	M	Accellent, Inc, 4.5%, 3/12/2021			974,387
1,159	M	Biomet, Inc., 3.6695%, 7/25/2017			1,155,156
403	M	Community Health Systems, Inc., 4.25%, 1/27/2021			401,846
1,318	M	Endo Luxembourg Finance Co. Sarl, 3.25%, 3/1/2021			1,302,554
268	M	Grifols Worldwide Operations USA, Inc., 3.15625%, 2/27/2021			264,424
318	M	Medpace Holdings, Inc., 4.75%, 4/1/2021			315,461
606	M	MPH Acquisition Holdings, LLC, 3.75%, 3/31/2021			590,295
650	M	NBTY, Inc., 3.5%, 10/1/2017			632,125
454	M	Onex Carestream Finance, LP, 5%, 6/7/2019			452,015
1,166	M	Salix Pharmaceuticals, Ltd., 4.25%, 1/2/2020			1,145,668
574	M	Select Medical Corp., 3.75%, 6/1/2018			569,922
1,026	M	Valeant Pharmaceuticals International, Inc., 3.5%, 12/11/2019			1,013,975
					8,817,828
		Information Technology-6.8%
984	M	Activision Blizzard, Inc., 3.25%, 10/12/2020			982,579
594	M	Applied Systems, Inc., 4.25%, 1/25/2021			585,387
331	M	ARRIS Enterprises, Inc., 3.25%, 4/17/2020			327,237
796	M	Avago Technologies Cayman, Ltd., 3.75%, 5/6/2021			794,507
343	M	DealerTrack Technologies, Inc., 3.5%, 2/28/2021			336,579
		Dell International, LLC:
876	M	3.75%, 10/29/2018			873,330
594	M	4.5%, 4/29/2020			592,992
728	M	Infor (US), Inc., 3.75%, 6/3/2020			708,565
498	M	Kronos, Inc., 4.5%, 10/30/2019			494,378
		Zebra Technologies Corp.:
450	M	4.75%, 9/30/2021			452,672
475	M	4.75%, 10/27/2021			477,821
					6,626,047
		Manufacturing-6.4%
500	M	Alliance Laundry Systems, LLC, 4.25%, 12/10/2018	(a)		496,042
891	M	Brand Energy & Infrastructure Services, Inc., 4.75%, 11/26/2020			860,928
500	M	Filtration Group Corp., 4.5%, 11/20/2020	(a)		496,719
892	M	Gardner Denver, Inc., 4.25%, 7/30/2020			837,116
998	M	Gates Global, Inc., 4.25%, 7/5/2021			970,276
996	M	Husky Injection Molding System, 4.25%, 6/30/2021			976,689
1,037	M	Mirror BidCo Corp., 4.25%, 12/28/2019			1,025,406
499	M	Rexnord, LLC/RBS Global, Inc., 4%, 8/21/2020			490,009
					6,153,185
		Media-Cable TV-6.4%
1,322	M	Block Communications, Inc., 5.75%, 11/7/2021			1,321,688
1,176	M	Cequel Communications, LLC, 3.5%, 2/14/2019	(a)		1,157,608
1,150	M	Charter Communications Operating, LLC, 4.25%, 9/10/2021			1,156,230
890	M	Gray Television, Inc., 3.75%, 6/13/2021			879,356
1,025	M	Numericable US, LLC, 4.5%, 5/21/2020	(a)		1,023,291
628	M	Raycom TV Broadcasting, LLC, 3.75%, 8/4/2021			622,141
					6,160,314
		Media-Diversified-2.0%
1,075	M	Media General, Inc., 4.25%, 7/3/2020	(a)		1,064,922
899	M	Tribune Co., 4%, 12/27/2020			885,883
					1,950,805
		Metals/Mining-6.0%
592	M	Alpha Natural Resources, Inc., 3.5%, 5/22/2020			467,305
1,166	M	Arch Coal, Inc., 6.25%, 5/16/2018			968,728
593	M	FMG Resources (August 2006) Property, Ltd., 3.75%, 6/30/2019			541,079
691	M	McJunkin Red Man Corp., 5%, 11/8/2019			645,167
		Oxbow Carbon, LLC:
234	M	4.25%, 7/19/2019			216,028
250	M	8%, 1/17/2020			220,000
889	M	Peabody Energy Corp., 4.25%, 9/24/2020			807,281
1,941	M	TMS International Corp., 4.5%, 10/16/2020	(a)		1,912,606
					5,778,194
		Real Estate Investment Trusts-1.0%
997	M	Realogy Group, LLC, 3.75%, 3/5/2020			980,025
		Retail-General Merchandise-7.4%
592	M	Academy, Ltd., 4.5%, 8/3/2018			586,500
500	M	Burger King Corp., 3.75%, 9/28/2019	(a)		499,688
598	M	General Nutrition Centers, Inc., 3.25%, 3/4/2019			583,278
1,000	M	Hertz Corp., 3.75%, 3/11/2018	(a)		988,750
750	M	Landry's, Inc., 4%, 4/24/2018			744,999
978	M	Lands' End, Inc., 4.25%, 4/4/2021			960,504
488	M	Libbey Glass, Inc., 3.75%, 4/9/2021			482,065
998	M	Michaels Stores, Inc., 4%, 1/28/2020			985,387
891	M	Neiman Marcus, Inc., 4.25%, 10/25/2020			874,589
494	M	Wendy's International, Inc., 3.25%, 5/15/2019			490,648
					7,196,408
		Services-3.1%
836	M	Allied Security Holdings, LLC, 4.25%, 2/12/2021			822,458
983	M	Brickman Group, Ltd., LLC, 4%, 12/18/2020			955,578
712	M	Doosan Infrascore International, Inc., 4.5%, 5/28/2021			708,841
494	M	Monitronics International, Inc., 4.25%, 3/23/2018			488,354
					2,975,231
		Telecommunications-2.2%
850	M	GCI Holdings, Inc., 3.5%, 12/22/2021	(a)		844,688
		Level 3 Financing, Inc.:
1,000	M	4%, 8/1/2019	(a)		989,167
285	M	4%, 1/31/2022	(a)		285,237
					2,119,092
		Utilities-2.9%
997	M	Dynegy, Inc., 4%, 4/23/2020			985,312
972	M	ExGen Texas Power, LLC, 5.75%, 9/18/2021			964,999
900	M	Granite Acquisition, Inc., 5%, 10/15/2021			909,000
					2,859,311
		Wireless Communications-2.3%
1,350	M	Intelsat Jackson Holdings, Ltd., 3.75%, 6/30/2019			1,318,500
948	M	Telesat Canada, 3.5%, 3/28/2019			939,297
					2,257,797
Total Value of Loan Participations (cost $86,772,966)					84,159,898
		CORPORATE BONDS-7.2%
		Automotive-.5%
500	M	Goodyear Tire & Rubber Co., 8.25%, 8/15/2020			532,500
		Consumer Non-Durables-1.1%
500	M	Hanesbrands, Inc., 6.375%, 12/15/2020			532,500
500	M	Reynolds Group Issuer, Inc., 7.125%, 4/15/2019			518,125
					1,050,625
		Energy-.4%
450	M	Linn Energy, LLC, 8.625%, 4/15/2020			393,750
		Financials-.6%
626	M	Consolidated Energy Finance SA, 6.75%, 10/15/2019		(b)	615,045
		Gaming/Leisure-.3%
250	M	National CineMedia, LLC, 7.875%, 7/15/2021			264,375
		Health Care-1.0%
575	M	Biomet, Inc., 6.5%, 8/1/2020			616,687
		Community Health Systems, Inc.:
250	M	5.125%, 8/15/2018			259,375
75	M	8%, 11/15/2019			80,250
					956,312
		Media-Cable TV-1.1%
		CCO Holdings, LLC:
500	M	7%, 1/15/2019			520,000
475	M	8.125%, 4/30/2020			501,125
					1,021,125
		Metals/Mining-.3%
300	M	FMG Resources (August 2006) Property, Ltd., 6%, 4/1/2017		(b)	287,813
		Retail-General Merchandise-.3%
300	M	Sally Holdings, LLC, 6.875%, 11/15/2019			320,250
		Services-.5%
100	M	FTI Consulting, Inc., 6.75%, 10/1/2020			105,250
325	M	Live Nation Entertainment, Inc., 7%, 9/1/2020		(b)	344,500
					449,750
		Telecommunications-.8%
250	M	PAETEC Holding Corp., 9.875%, 12/1/2018			263,375
225	M	Wind Acquisition Finance SA, 4.75%, 7/15/2020		(b)	210,938
300	M	Windstream Corp., 7.75%, 10/15/2020			310,500
					784,813
		Wireless Communications-.3%
300	M	MetroPCS Wireless, Inc., 6.625%, 11/15/2020			306,375
Total Value of Corporate Bonds (cost $7,286,520)					6,982,733
		VARIABLE AND FLOATING RATE NOTES-.9%
		Utilities
855	M	AES Corp., 3.2336%, 6/1/2019 (cost $857,915)			835,762
Total Value of Investments (cost $94,917,401)		95.0%			91,978,393
Other Assets, Less Liabilities		5.0			4,836,612
Net Assets		100.0%			$ 96,815,005

+	The interest rates shown on variable and floating rate notes are adjusted periodically; the rates shown are the rates in effect at December 31, 2014.

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At December 31, 2014, the
Fund held four 144A securities with an aggregate value of $1,458,296 representing 1.5% of the Fund's net assets.

At December 31, 2014, the cost of investments for federal income tax purposes was $94,917,401. Accumulated net unrealized depreciation on investments was $2,939,008, consisting of $83,176 gross unrealized appreciation and $3,022,184 gross unrealized depreciation.

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2014:

	Level 1	Level 2	Level 3	Total
Loan Participations	$-	$84,159,898	$-	$84,159,898
Corporate Bonds	-	6,982,733	-	6,982,733
Floating Rate Notes	-	835,762	-	835,762
Total Investments in Securities*	$-	$91,978,393	$-	$91,978,393

* The Portfolio of Investments provides information on the industry categorization of loan participations, corporate bonds and floating rate notes.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2014.
Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
FUND FOR INCOME
December 31, 2014

Principal
Amount		Security		Value
		CORPORATE BONDS-90.9%
		Aerospace/Defense-.7%
$700	M	Huntington Ingalls Industries, Inc., 5%, 12/15/2021	(a)	$ 713,125
3,725	M	Meccanica Holdings USA, Inc., 6.25%, 7/15/2019	(a)	4,078,875
				4,792,000
		Automotive-2.8%
		American Axle & Manufacturing, Inc.:
2,750	M	6.25%, 3/15/2021		2,901,250
1,175	M	6.625%, 10/15/2022		1,251,375
1,275	M	Asbury Automotive Group, Inc., 6%, 12/15/2024	(a)	1,300,500
		General Motors Co.:
1,425	M	6.25%, 10/2/2043		1,709,430
875	M	5.2%, 4/1/2045		925,312
3,300	M	Gestamp Funding Luxembourg SA, 5.625%, 5/31/2020	(a)	3,349,500
		Hertz Corp.:
2,250	M	5.875%, 10/15/2020		2,278,125
150	M	6.25%, 10/15/2022		152,250
		Oshkosh Corp.:
2,400	M	8.5%, 3/1/2020		2,526,000
500	M	5.375%, 3/1/2022		512,500
2,050	M	Schaeffler Finance BV, 4.75%, 5/15/2021	(a)	2,060,250
				18,966,492
		Building Materials-1.6%
		Building Materials Corp.:
825	M	6.75%, 5/1/2021	(a)	874,500
2,075	M	5.375%, 11/15/2024	(a)	2,080,187
1,325	M	Cemex Finance, LLC, 9.375%, 10/12/2022	(a)	1,484,000
		Cemex SAB de CV:
1,350	M	9.5%, 6/15/2018	(a)	1,478,250
1,000	M	6.5%, 12/10/2019	(a)	1,027,000
2,400	M	Griffon Corp., 5.25%, 3/1/2022		2,256,000
1,813	M	USG Corp., 5.875%, 11/1/2021	(a)	1,840,195
				11,040,132
		Chemicals-1.0%
1,175	M	Rayonier AM Products, Inc., 5.5%, 6/1/2024	(a)	970,844
4,175	M	TPC Group, Inc., 8.75%, 12/15/2020	(a)	4,081,063
		W.R. Grace & Co.:
1,250	M	5.125%, 10/1/2021	(a)	1,284,375
525	M	5.625%, 10/1/2024	(a)	549,281
				6,885,563
		Consumer Non-Durables-2.2%
		Levi Strauss & Co.:
925	M	7.625%, 5/15/2020		975,875
2,925	M	6.875%, 5/1/2022		3,159,000
		Reynolds Group Issuer, Inc.:
1,250	M	7.125%, 4/15/2019		1,295,313
6,550	M	5.75%, 10/15/2020		6,746,500
		Spectrum Brands Escrow Corp.:
1,375	M	6.375%, 11/15/2020		1,440,313
1,480	M	6.625%, 11/15/2022		1,572,500
				15,189,501
		Energy-13.4%
		AmeriGas Finance, LLC:
500	M	6.75%, 5/20/2020		517,500
1,250	M	7%, 5/20/2022		1,300,000
		Antero Resources Finance Corp.:
675	M	6%, 12/1/2020		676,687
950	M	5.375%, 11/1/2021		922,687
		Atlas Pipeline Partners, LP:
3,075	M	4.75%, 11/15/2021		2,936,625
4,225	M	5.875%, 8/1/2023		4,203,875
1,525	M	Basic Energy Services, Inc., 7.75%, 10/15/2022		1,174,250
		Berry Petroleum Co.:
675	M	6.75%, 11/1/2020		543,375
2,275	M	6.375%, 9/15/2022		1,740,375
625	M	Blue Racer Midstream, LLC, 6.125%, 11/15/2022	(a)	604,687
950	M	California Resources Corp., 5.5%, 9/15/2021	(a)	817,000
		Calumet Specialty Products Partners, LP:
2,650	M	9.625%, 8/1/2020		2,769,250
1,100	M	6.5%, 4/15/2021	(a)	987,250
525	M	7.625%, 1/15/2022		488,250
		Chesapeake Energy Corp.:
2,025	M	7.25%, 12/15/2018		2,227,500
950	M	6.625%, 8/15/2020		1,014,125
2,000	M	6.875%, 11/15/2020		2,160,000
1,375	M	5.75%, 3/15/2023		1,423,125
		CONSOL Energy, Inc.:
2,352	M	8.25%, 4/1/2020		2,449,020
1,300	M	5.875%, 4/15/2022	(a)	1,215,500
2,750	M	El Paso Corp., 6.5%, 9/15/2020		3,115,343
2,075	M	Energy XXI Gulf Coast, Inc., 7.5%, 12/15/2021		1,130,875
1,800	M	Enquest, PLC, 7%, 4/15/2022	(a)	1,134,000
1,350	M	Exterran Partners, LP, 6%, 10/1/2022	(a)	1,161,000
1,375	M	Forum Energy Technologies, Inc., 6.25%, 10/1/2021		1,299,375
2,125	M	Gibson Energy, Inc., 6.75%, 7/15/2021	(a)	2,130,312
		Kinder Morgan, Inc.:
650	M	5%, 2/15/2021	(a)	677,107
1,650	M	5.625%, 11/15/2023	(a)	1,769,229
1,900	M	Laredo Petroleum, Inc., 5.625%, 1/15/2022		1,672,000
		Legacy Reserves, LP:
3,175	M	8%, 12/1/2020		2,651,125
1,500	M	6.625%, 12/1/2021		1,237,500
1,250	M	6.625%, 12/1/2021	(a)	1,031,250
		Linn Energy, LLC:
625	M	6.5%, 5/15/2019		537,500
1,850	M	6.25%, 11/1/2019		1,581,750
1,225	M	8.625%, 4/15/2020		1,071,875
3,275	M	7.75%, 2/1/2021		2,775,563
1,925	M	McDermott Finance, LLC, 8%, 5/1/2021	(a)	1,366,750
3,025	M	Memorial Production Partners, LP, 7.625%, 5/1/2021		2,435,125
2,180	M	Northern Blizzard Resources, Inc., 7.25%, 2/1/2022	(a)	1,776,700
		NuStar Logistics, LP:
325	M	4.8%, 9/1/2020		308,750
1,375	M	6.75%, 2/1/2021		1,457,683
		Offshore Group Investment, Ltd.:
4,075	M	7.5%, 11/1/2019		3,056,250
625	M	7.125%, 4/1/2023		450,000
1,675	M	Pacific Drilling SA, 5.375%, 6/1/2020	(a)	1,381,875
1,200	M	Pioneer Energy Services Corp., 6.125%, 3/15/2022		924,000
4,000	M	Rain CII Carbon, LLC, 8.25%, 1/15/2021	(a)	4,110,000
		Rex Energy Corp.:
1,100	M	8.875%, 12/1/2020		990,000
2,250	M	6.25%, 8/1/2022	(a)	1,684,688
1,865	M	RKI Exploration and Production, LLC, 8.5%, 8/1/2021	(a)	1,515,313
		Sabine Pass Liquefaction, LLC:
3,750	M	6.25%, 3/15/2022		3,820,313
1,375	M	5.625%, 4/15/2023		1,350,938
2,450	M	5.75%, 5/15/2024		2,416,313
2,900	M	Samson Investment Co., 9.75%, 2/15/2020		1,216,188
2,450	M	SandRidge Energy, Inc., 7.5%, 2/15/2023		1,580,250
1,175	M	SM Energy Co., 6.5%, 11/15/2021		1,145,625
433	M	Suburban Propane Partners, LP, 7.375%, 8/1/2021		455,733
675	M	Tesoro Logistics, LP, 6.25%, 10/15/2022	(a)	676,688
2,875	M	Unit Corp., 6.625%, 5/15/2021		2,587,500
				91,853,567
		Financials-4.9%
		Ally Financial, Inc.:
3,625	M	6.25%, 12/1/2017		3,924,062
1,350	M	4.75%, 9/10/2018		1,400,625
3,634	M	8%, 3/15/2020		4,297,205
1,375	M	8%, 11/1/2031		1,756,562
5,366	M	Consolidated Energy Finance SA, 6.75%, 10/15/2019	(a)	5,272,095
		General Motors Financial Co., Inc.:
575	M	3.25%, 5/15/2018		577,156
1,675	M	6.75%, 6/1/2018		1,901,125
1,125	M	4.375%, 9/25/2021		1,175,625
1,550	M	4.25%, 5/15/2023		1,584,704
		International Lease Finance Corp.:
4,775	M	8.75%, 3/15/2017		5,300,250
4,150	M	8.25%, 12/15/2020		5,011,125
1,375	M	Nielsen Co., (Luxembourg) Sarl, 5.5%, 10/1/2021	(a)	1,409,375
				33,609,909
		Food/Beverage/Tobacco-2.1%
1,500	M	Barry Callebaut Services SA, 5.5%, 6/15/2023	(a)	1,607,850
1,624	M	Chiquita Brands International, Inc., 7.875%, 2/1/2021		1,751,890
900	M	Constellation Brands, Inc., 4.75%, 11/15/2024		913,500
625	M	Darling Ingredients, Inc., 5.375%, 1/15/2022		617,969
		JBS Investments GmbH:
1,000	M	7.75%, 10/28/2020	(a)	1,040,500
2,100	M	7.25%, 4/3/2024	(a)	2,068,500
		JBS USA, LLC:
1,700	M	7.25%, 6/1/2021	(a)	1,759,500
1,775	M	5.875%, 7/15/2024	(a)	1,748,375
1,587	M	Sun Merger Sub, Inc., 5.875%, 8/1/2021	(a)	1,622,708
1,475	M	Treehouse Foods, Inc., 4.875%, 3/15/2022		1,497,125
				14,627,917
		Food/Drug-.3%
1,475	M	BI-LO, LLC, 8.625%, 9/15/2018	(a)	1,113,625
625	M	Supervalu, Inc., 7.75%, 11/15/2022		615,625
				1,729,250
		Forest Products/Containers-3.8%
2,175	M	Ardagh Packaging Finance, PLC, 6%, 6/30/2021	(a)	2,082,562
1,400	M	CROWN Americas, LLC, 4.5%, 1/15/2023		1,365,000
1,100	M	Graphic Packaging International, Inc., 4.875%, 11/15/2022		1,108,250
3,650	M	Greif, Inc., 7.75%, 8/1/2019		4,142,750
		Mercer International, Inc.:
300	M	7%, 12/1/2019	(a)	303,750
1,400	M	7.75%, 12/1/2022	(a)	1,421,000
		Owens-Brockway Glass Container, Inc.:
450	M	5%, 1/15/2022	(a)	459,563
1,275	M	5.375%, 1/15/2025	(a)	1,289,344
		Sealed Air Corp.:
4,325	M	6.5%, 12/1/2020	(a)	4,757,500
1,250	M	8.375%, 9/15/2021	(a)	1,403,125
450	M	4.875%, 12/1/2022	(a)	447,750
450	M	5.125%, 12/1/2024	(a)	455,625
3,425	M	Silgan Holdings, Inc., 5%, 4/1/2020		3,493,500
2,710	M	Tekni-Plex, Inc., 9.75%, 6/1/2019	(a)	2,953,900
				25,683,619
		Gaming/Leisure-2.5%
2,800	M	24 Hour Holdings III, LLC, 8%, 6/1/2022	(a)	2,254,000
1,500	M	GLP Capital, LP, 4.875%, 11/1/2020		1,526,250
1,350	M	Hilton Worldwide Finance, LLC, 5.625%, 10/15/2021		1,417,500
3,325	M	National CineMedia, LLC, 7.875%, 7/15/2021		3,516,188
1,900	M	NCL Corp., Ltd., 5.25%, 11/15/2019	(a)	1,923,750
1,700	M	Regal Entertainment Group, 5.75%, 3/15/2022		1,632,000
3,175	M	Scientific Games International, Inc., 6.625%, 5/15/2021	(a)	2,226,469
2,875	M	Six Flags Entertainment Corp., 5.25%, 1/15/2021	(a)	2,889,375
				17,385,532
		Health Care-8.7%
		Aviv Healthcare Properties, LP:
850	M	7.75%, 2/15/2019		888,887
825	M	6%, 10/15/2021		861,094
5,349	M	Biomet, Inc., 6.5%, 8/1/2020		5,736,802
		Community Health Systems, Inc.:
1,275	M	5.125%, 8/15/2018		1,322,812
2,050	M	8%, 11/15/2019		2,193,500
3,050	M	7.125%, 7/15/2020		3,255,875
5,175	M	Endo Finance Co., 5.75%, 1/15/2022	(a)	5,187,937
		Fresenius Medical Care US Finance II, Inc.:
1,150	M	5.625%, 7/31/2019	(a)	1,233,375
575	M	4.125%, 10/15/2020	(a)	580,750
675	M	4.75%, 10/15/2024	(a)	685,125
		HCA, Inc.:
2,075	M	8%, 10/1/2018		2,381,062
2,950	M	6.5%, 2/15/2020		3,312,850
1,875	M	6.25%, 2/15/2021		2,001,563
1,950	M	7.75%, 5/15/2021		2,081,625
2,075	M	7.5%, 2/15/2022		2,375,875
		HealthSouth Corp.:
332	M	8.125%, 2/15/2020		348,600
767	M	7.75%, 9/15/2022		816,855
2,525	M	Kindred Escrow Corp. II, 8.75%, 1/15/2023	(a)	2,730,156
800	M	NBTY, Inc., 9%, 10/1/2018		812,000
		Omnicare, Inc.:
600	M	4.75%, 12/1/2022		610,500
375	M	5%, 12/1/2024		386,250
1,775	M	Salix Pharmaceuticals, Ltd., 6%, 1/15/2021	(a)	1,814,938
		Tenet Healthcare Corp.:
3,450	M	6.75%, 2/1/2020		3,644,063
2,275	M	6%, 10/1/2020		2,448,651
2,450	M	Universal Hospital Services, Inc., 7.625%, 8/15/2020		2,119,250
		Valeant Pharmaceuticals International, Inc.:
5,200	M	6.375%, 10/15/2020	(a)	5,453,500
1,100	M	5.625%, 12/1/2021	(a)	1,111,000
3,000	M	WellCare Health Plans, Inc., 5.75%, 11/15/2020		3,112,500
				59,507,395
		Information Technology-3.8%
		Activision Blizzard, Inc.:
1,075	M	5.625%, 9/15/2021	(a)	1,131,437
500	M	6.125%, 9/15/2023	(a)	540,000
		Advanced Micro Devices, Inc.:
1,000	M	6.75%, 3/1/2019		945,000
2,450	M	7.5%, 8/15/2022		2,217,250
700	M	7%, 7/1/2024		596,750
725	M	Anixter, Inc., 5.125%, 10/1/2021		728,625
		Audatex North America, Inc.:
4,725	M	6%, 6/15/2021	(a)	4,890,375
1,600	M	6.125%, 11/1/2023	(a)	1,660,000
1,175	M	Belden, Inc., 5.5%, 9/1/2022	(a)	1,172,063
1,775	M	CommScope, Inc., 5%, 6/15/2021	(a)	1,757,250
3,775	M	Denali Borrower, LLC, 5.625%, 10/15/2020	(a)	3,937,325
1,800	M	IAC/InterActiveCorp, 4.875%, 11/30/2018		1,840,500
		Micron Technology, Inc.:
1,150	M	5.875%, 2/15/2022	(a)	1,210,375
3,500	M	5.5%, 2/1/2025	(a)	3,543,750
				26,170,700
		Manufacturing-3.8%
700	M	Amkor Technology, Inc., 6.375%, 10/1/2022		679,000
		Bombardier, Inc.:
1,175	M	7.5%, 3/15/2018	(a)	1,286,625
1,975	M	7.75%, 3/15/2020	(a)	2,152,750
3,425	M	Brand Energy & Infrastructure Services, Inc., 8.5%, 12/1/2021	(a)	3,099,625
3,850	M	Case New Holland, Inc., 7.875%, 12/1/2017		4,254,250
2,450	M	Dematic SA, 7.75%, 12/15/2020	(a)	2,578,625
		EDP Finance BV:
1,650	M	6%, 2/2/2018	(a)	1,789,854
200	M	5.25%, 1/14/2021	(a)	210,952
1,575	M	EnPro Industries, Inc., 5.875%, 9/15/2022	(a)	1,596,656
2,300	M	H&E Equipment Services, Inc., 7%, 9/1/2022		2,377,625
		Rexel SA:
5,475	M	6.125%, 12/15/2019	(a)	5,666,625
550	M	5.25%, 6/15/2020	(a)	556,875
				26,249,462
		Media-Broadcasting-2.6%
		Belo Corp.:
725	M	7.75%, 6/1/2027		801,125
150	M	7.25%, 9/15/2027		160,500
1,450	M	Block Communications, Inc., 7.25%, 2/1/2020	(a)	1,486,250
2,075	M	LIN Television Corp., 8.375%, 4/15/2018		2,167,078
775	M	Media General Financial Sub, 5.875%, 11/15/2022	(a)	769,188
3,175	M	Nexstar Broadcasting, Inc., 6.875%, 11/15/2020		3,309,938
		Sinclair Television Group, Inc.:
4,075	M	5.375%, 4/1/2021		4,064,813
925	M	6.375%, 11/1/2021		957,375
		Sirius XM Radio, Inc.:
2,750	M	5.75%, 8/1/2021	(a)	2,825,625
1,275	M	6%, 7/15/2024	(a)	1,310,063
				17,851,955
		Media-Cable TV-7.8%
1,375	M	Altice SA, 7.75%, 5/15/2022	(a)	1,381,016
		Cablevision Systems Corp.:
2,000	M	8.625%, 9/15/2017		2,230,000
3,100	M	7.75%, 4/15/2018		3,421,625
		CCO Holdings, LLC:
1,825	M	7%, 1/15/2019		1,898,000
1,125	M	8.125%, 4/30/2020		1,186,875
1,175	M	7.375%, 6/1/2020		1,248,437
650	M	5.25%, 3/15/2021		657,312
550	M	6.5%, 4/30/2021		579,562
875	M	5.125%, 2/15/2023		858,594
4,300	M	Cequel Communications Holdings I, LLC, 6.375%, 9/15/2020	(a)	4,472,000
		Clear Channel Worldwide Holdings, Inc.:
200	M	7.625%, 3/15/2020 Series "A"		208,500
4,850	M	7.625%, 3/15/2020 Series "B"		5,128,875
1,025	M	6.5%, 11/15/2022 Series "A"		1,048,062
2,375	M	6.5%, 11/15/2022 Series "B"		2,458,125
		DISH DBS Corp.:
5,475	M	7.875%, 9/1/2019		6,227,812
950	M	5%, 3/15/2023		921,500
1,325	M	5.875%, 11/15/2024	(a)	1,334,937
3,025	M	Gray Television, Inc., 7.5%, 10/1/2020		3,130,875
5,650	M	Harron Communications, LP, 9.125%, 4/1/2020	(a)	6,186,750
875	M	Lynx II Corp., 6.375%, 4/15/2023	(a)	920,938
2,250	M	Midcontinent Communications Corp., 6.25%, 8/1/2021	(a)	2,283,750
		Numericable Group SA:
2,975	M	6%, 5/15/2022	(a)	2,995,081
1,225	M	6.25%, 5/15/2024	(a)	1,235,719
1,000	M	VTR Finance BV, 6.875%, 1/15/2024	(a)	1,022,500
				53,036,845
		Media-Diversified-.5%
		Gannett Co., Inc.:
1,700	M	5.125%, 7/15/2020		1,742,500
1,600	M	6.375%, 10/15/2023		1,704,000
				3,446,500
		Metals/Mining-7.2%
		Alcoa, Inc.:
4,850	M	6.15%, 8/15/2020		5,459,664
800	M	5.125%, 10/1/2024		849,414
		Aleris International, Inc.:
825	M	7.625%, 2/15/2018		834,281
4,000	M	7.875%, 11/1/2020		4,000,000
		ArcelorMittal:
1,875	M	6.125%, 6/1/2018		2,003,906
4,931	M	10.35%, 6/1/2019		5,972,674
525	M	6%, 3/1/2021		547,969
1,475	M	6.75%, 2/25/2022		1,581,937
		Arch Coal, Inc.:
325	M	7%, 6/15/2019		99,125
2,475	M	7.25%, 10/1/2020		816,750
2,400	M	7.25%, 6/15/2021		711,000
		Constellium NV:
1,050	M	8%, 1/15/2023	(a)	1,047,375
1,725	M	5.75%, 5/15/2024	(a)	1,509,375
5,025	M	JMC Steel Group, 8.25%, 3/15/2018	(a)	4,792,594
1,000	M	Kaiser Aluminum Corp., 8.25%, 6/1/2020		1,090,000
		Novelis, Inc.:
5,375	M	8.375%, 12/15/2017		5,583,281
1,850	M	8.75%, 12/15/2020		1,970,250
		Peabody Energy Corp.:
2,050	M	6%, 11/15/2018		1,870,625
4,225	M	6.5%, 9/15/2020		3,686,313
800	M	7.875%, 11/1/2026		686,000
		Steel Dynamics, Inc.:
650	M	5.125%, 10/1/2021	(a)	662,188
675	M	6.375%, 8/15/2022		718,875
1,000	M	5.5%, 10/1/2024	(a)	1,027,500
1,925	M	Wise Metals Group, LLC, 8.75%, 12/15/2018	(a)	2,030,875
				49,551,971
		Real Estate Investment Trusts-.3%
2,162	M	Taylor Morrison Communities, Inc., 7.75%, 4/15/2020	(a)	2,302,530
		Retail-General Merchandise-1.7%
2,375	M	Group 1 Automotive, Inc., 5%, 6/1/2022	(a)	2,333,437
3,575	M	Jo-Ann Stores, Inc., 8.125%, 3/15/2019	(a)	3,342,625
3,125	M	Limited Brands, Inc., 8.5%, 6/15/2019		3,718,750
2,250	M	Party City Holdings, Inc., 8.875%, 8/1/2020		2,413,125
				11,807,937
		Services-6.4%
		ADT Corp.:
1,300	M	5.25%, 3/15/2020		1,322,750
4,050	M	3.5%, 7/15/2022		3,462,750
650	M	4.125%, 6/15/2023		589,875
		Aecom Technology Corp.:
1,025	M	5.75%, 10/15/2022	(a)	1,050,625
1,650	M	5.875%, 10/15/2024	(a)	1,691,250
1,525	M	Ashtead Capital, Inc., 6.5%, 7/15/2022	(a)	1,627,937
1,750	M	CoreLogic, Inc., 7.25%, 6/1/2021		1,846,250
		Covanta Holding Corp.:
1,200	M	7.25%, 12/1/2020		1,281,000
2,225	M	6.375%, 10/1/2022		2,369,625
		Geo Group, Inc.:
1,450	M	5.875%, 1/15/2022		1,493,500
1,450	M	5.875%, 10/15/2024		1,475,375
600	M	IHS, Inc., 5%, 11/1/2022	(a)	597,000
		Iron Mountain, Inc.:
1,525	M	7.75%, 10/1/2019		1,639,375
4,625	M	5.75%, 8/15/2024		4,677,031
4,650	M	Live Nation Entertainment, Inc., 7%, 9/1/2020	(a)	4,929,000
3,650	M	LKQ Corp., 4.75%, 5/15/2023		3,522,250
1,725	M	Monitronics International, Inc., 9.125%, 4/1/2020		1,637,672
		PHH Corp.:
1,975	M	7.375%, 9/1/2019		1,989,813
1,500	M	6.375%, 8/15/2021		1,381,875
2,925	M	Reliance Intermediate Holdings, LP, 9.5%, 12/15/2019	(a)	3,071,250
1,900	M	Safway Group Holding, LLC, 7%, 5/15/2018	(a)	1,814,500
				43,470,703
		Telecommunications-5.3%
		CenturyLink, Inc.:
400	M	5.625%, 4/1/2020		416,500
3,200	M	5.8%, 3/15/2022		3,336,000
1,250	M	6.75%, 12/1/2023		1,373,437
		Citizens Communications Co.:
4,175	M	7.125%, 3/15/2019		4,592,500
1,400	M	9%, 8/15/2031		1,484,000
1,800	M	Frontier Communications Corp., 8.5%, 4/15/2020		2,016,000
2,025	M	GCI, Inc., 8.625%, 11/15/2019		2,131,312
1,550	M	Inmarsat Finance, PLC, 4.875%, 5/15/2022	(a)	1,538,375
		Intelsat Jackson Holdings SA:
3,525	M	7.25%, 4/1/2019		3,692,438
2,075	M	7.25%, 10/15/2020		2,196,906
		Sprint Capital Corp.:
1,300	M	6.9%, 5/1/2019		1,332,500
2,125	M	6.875%, 11/15/2028		1,880,625
		Wind Acquisition Finance SA:
2,000	M	4.75%, 7/15/2020	(a)	1,875,000
4,975	M	7.375%, 4/23/2021	(a)	4,707,843
		Windstream Corp.:
1,500	M	7.875%, 11/1/2017		1,629,375
2,050	M	7.75%, 10/15/2020		2,121,750
				36,324,561
		Transportation-1.6%
		Aircastle, Ltd.:
550	M	4.625%, 12/15/2018		554,125
5,112	M	6.25%, 12/1/2019		5,418,720
1,050	M	American Airlines Group, Inc., 5.5%, 10/1/2019	(a)	1,072,312
		Fly Leasing, Ltd.:
2,150	M	6.75%, 12/15/2020		2,176,875
1,900	M	6.375%, 10/15/2021		1,876,250
				11,098,282
		Utilities-2.5%
		AES Corp.:
525	M	8%, 6/1/2020		602,437
2,525	M	7.375%, 7/1/2021		2,865,875
1,375	M	5.5%, 3/15/2024		1,402,225
1,275	M	ContourGlobal Power Holdings SA, 7.125%, 6/1/2019	(a)	1,281,375
2,500	M	Dynergy Finance I/II, Inc., 7.375%, 11/1/2022	(a)	2,546,875
794	M	Indiantown Cogeneration Utilities, LP, 9.77%, 12/15/2020		902,259
3,075	M	InterGen NV, 7%, 6/30/2023	(a)	2,936,625
1,425	M	NRG Energy, Inc., 6.25%, 5/1/2024	(a)	1,457,063
2,889	M	NSG Holdings, LLC, 7.75%, 12/15/2025	(a)	3,090,990
				17,085,724
		Waste Management-.3%
2,050	M	ADS Waste Holdings, Inc., 8.25%, 10/1/2020		2,060,250
		Wireless Communications-3.1%
3,200	M	MetroPCS Wireless, Inc., 6.625%, 11/15/2020		3,268,000
750	M	SBA Communications Corp., 4.875%, 7/15/2022	(a)	723,750
		Sprint Nextel Corp.:
925	M	9.125%, 3/1/2017		1,019,766
1,250	M	8.375%, 8/15/2017		1,353,125
3,725	M	7%, 8/15/2020		3,743,625
2,200	M	6%, 11/15/2022		2,032,250
1,800	M	Telemar Norte Leste SA, 5.5%, 10/23/2020	(a)	1,683,000
		T-Mobile USA, Inc.:
4,100	M	6.25%, 4/1/2021		4,211,725
2,725	M	6.625%, 4/1/2023		2,804,025
				20,839,266
Total Value of Corporate Bonds (cost $639,395,758)				622,567,563
		LOAN PARTICIPATIONS+-5.6%
		Automotive-.2%
1,517	M	CS Intermediate Holdco 2, LLC, 4%, 4/4/2021		1,495,563
		Chemicals-.4%
2,660	M	Axalta Coating Systems Dutch Holdings BBV, 3.75%, 2/1/2020		2,594,966
		Energy-.6%
2,826	M	Drillships Financing Holdings, Inc., 6%, 3/31/2021		2,246,620
2,225	M	Jonah Energy, LLC, 7.5%, 5/12/2021		1,924,625
				4,171,245
		Financial Services-.4%
2,933	M	Ocwen Loan Servicing Corp., 5%, 2/15/2018		2,782,458
		Food/Drug-1.2%
2,111	M	Albertson's, Inc., 4.75%, 3/21/2019		2,102,957
3,215	M	Rite Aid Corp., 4.875%, 6/21/2021		3,209,641
2,834	M	Supervalu, Inc., 4.5%, 3/21/2019		2,795,208
				8,107,806
		Gaming/Leisure-.2%
1,546	M	Seminole Hard Rock Entertainment, Inc., 3.5%, 5/14/2020		1,486,525
		Information Technology-.7%
1,440	M	ARRIS Enterprises, Inc., 3.25%, 4/17/2020		1,422,876
3,433	M	Avago Technologies Cayman, Ltd., 3.75%, 5/6/2021		3,426,314
				4,849,190
		Manufacturing-.5%
3,639	M	Gardner Denver, Inc., 4.25%, 7/30/2020		3,416,053
		Media-Diversified-.7%
4,611	M	Tribune Co., 4%, 12/27/2020		4,541,410
		Metals/Mining-.5%
2,803	M	Arch Coal, Inc., 6.25%, 5/16/2018		2,329,005
1,280	M	Oxbow Carbon, LLC, 8%, 1/17/2020		1,126,400
				3,455,405
		Services-.2%
806	M	Allied Security Holdings, LLC, 4.25%, 2/12/2021		792,759
604	M	Brickman Group, Ltd., LLC, 4%, 12/18/2020		587,300
				1,380,059
Total Value of Loan Participations (cost $40,225,303)				38,280,680
		PASS THROUGH CERTIFICATES-.7%
		Transportation
4,715	M	American Airlines 13-2 B PTT, 5.6%, 7/15/2020 (cost $4,802,299)	(a)	4,809,189
Total Value of Investments (cost $684,423,360)		97.2%		665,657,432
Other Assets, Less Liabilities		2.8		19,293,419
Net Assets		100.0%		$ 684,950,851

(a)	Security exempt from registration under Rule 144A of the Securities Act of
1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At December 31, 2014, the
Fund held one hundred twenty-two 144A securities with an aggregate value of $241,075,753 representing 35.2% of the Fund's net assets.

+	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at December 31, 2014.

At December 31, 2014, the cost of investments for federal income tax purposes was $684,426,360. Accumulated net unrealized depreciation on investments was $18,768,928, consisting of $10,427,830 gross unrealized appreciation and $29,196,758 loss unrealized depreciation.

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2014:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$622,567,563	$-	$622,567,563
Loan Participations	-	38,280,680	-	38,280,680
Pass Through Certificates	-	4,809,189	-	4,809,189
Total Investments in Securities*	$-	$665,657,432	$-	$665,657,432

* The Portfolio of Investments provides information on the industry categorization of corporate bonds, loan participations and pass through certificates.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2014.
Transfers, if any, between Levels are recognized at the end of the reporting period.

Security Valuation - Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based on quotes furnished by a market maker for such securities or an authorized pricing service. Fixed Income securities, other than short-term debt securities that mature in 60 days or less and securities held by the Cash Management Fund, are priced based upon valuations that are provided by a pricing service. Other securities may also be priced based upon valuations that are provided by pricing services approved by the Trust's Board of Trustees ("the Board"). The pricing services consider security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If First Investors Management Company, Inc.'s ("FIMCO") Valuation Committee decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 under the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

In accordance with Accounting Standards Codification 820 "Fair Value Measurements and Disclosures" ("ASC 820"), investments held by the Funds are carried at "fair value". As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds' investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability,

either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves,

default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available,

representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Equity securities traded on an exchange or the Nasdaq Stock Market are categorized in Level 1 of the fair value hierarchy to the extent that they are actively traded and valuation adjustments are not applied. Corporate and municipal bonds, asset backed, U.S. Government and U.S. Agency securities and Loan Participations are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-term notes that are valued at amortized cost are categorized in Level 2. Foreign exchange contracts that are considered derivative instruments and are valued at the net unrealized appreciation or depreciation on the instruments are categorized in Level 2. Restricted securities and securities that are fair valued by the Valuation Committee may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of valuation inputs.

The aggregate value by input level, as of December 31, 2014, for each Fund's investments is included at the end of each Fund's schedule of investments.

Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregated assets for these transactions.

Item 2. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal

Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company

Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940,

as amended)  that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications required by Rule 30a-2(a) under the Investment

Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Income Funds

By /S/ William Lipkus

William Lipkus

President and Principal Executive Officer

Date: February 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

First Investors Income Funds

By /S/ William Lipkus

William Lipkus

President and Principal Executive Officer

By /S/ JOSEPH I. BENEDEK

Joseph I. Benedek

Treasurer and Principal Financial Officer

Date: February 26, 2015